Fair Value Measurements	6 Months Ended
Jun. 30, 2012
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

        The carrying amounts of certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate their respective fair values due to their short-term nature. Prior to its conversion to a common stock warrant on April 3, 2012, the Company's preferred stock warrant was recorded at fair value.

        The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

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  Level 1.  Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

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  Level 2.  Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

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  Level 3.  Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions.

  Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments. The following table summarizes the conclusions reached as of December 31, 2011 and June 30, 2012 (in thousands):

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$10,909	$10,909	$—	$—

	$10,909	$10,909	$—	$—

Liabilities:
Series B warrant(2)	$183	$—	$—	$183

	$183	$—	$—	$183

	Balance at June 30, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$108,411	$108,411	$—	$—

	$108,411	$108,411	$—	$—

    (1)
    Money market funds are classified as cash equivalents in the Company's consolidated balance sheets. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, the Company's cash equivalent money market funds have carrying values that approximate fair value.

    (2)
    The Company used an option pricing model to determine the fair value of the Series B preferred stock warrant. Significant inputs included an estimate of the fair value of the Company's stock, the remaining contractual life of the warrant, a risk free rate of interest, and an estimate of the Company's stock volatility using the volatilities of guideline peer companies.